Income taxes - Change in Deferred Tax Assets and Liabilities (Details) $ in Millions	12 Months Ended
Mar. 28, 2021 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets, Beginning Balance	$ 40.8
Deferred tax liabilities, Beginning Balance	(15.1)
Net deferred tax liabilities, Beginning Balance	25.7
Changes in the year affecting Adjustments	0.0
Change in the year affecting Net income	5.2
Change in the year affecting Foreign exchange translation	(2.5)
Change in the year affecting Retained earnings	0.2
Change in the year affecting Other comprehensive loss	(3.3)
Deferred tax assets, Ending Balance	46.9
Deferred tax liabilities, Ending Balance	(21.6)
Net deferred tax liabilities, Ending Balance	25.3
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Changes in the year affecting Adjustments	4.7
Change in the year affecting Net income	4.0
Change in the year affecting Foreign exchange translation	(2.7)
Change in the year affecting Retained earnings	0.0
Change in the year affecting Other comprehensive loss	0.1
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Changes in the year affecting Adjustments	(4.7)
Change in the year affecting Net income	1.2
Change in the year affecting Foreign exchange translation	0.2
Change in the year affecting Retained earnings	0.2
Change in the year affecting Other comprehensive loss	$ (3.4)